Leases - Right-of-use assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	[1]	$ 2,798
Balance – End of period		3,059	$ 2,798	[1]
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period		2,671
Balance – End of period		2,937	2,671
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period		127
Balance – End of period		122	127
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period		4,158	2,999
Additions		1,317	968
Disposals		(7)	0
Effects of foreign exchange		(164)	191
Balance – End of period		5,304	4,158
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period		3,861	2,723
Additions		1,238	968
Disposals		0	0
Effects of foreign exchange		(125)	170
Balance – End of period		4,974	3,861
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period		297	276
Additions		79	0
Disposals		(7)	0
Effects of foreign exchange		(39)	21
Balance – End of period		330	297
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period		(1,360)	(579)
Additions		(973)	(744)
Disposals			0
Effects of foreign exchange		88	(37)
Balance – End of period		(2,245)	(1,360)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period		(1,190)	(503)
Additions		(898)	(662)
Disposals			0
Effects of foreign exchange		51	(25)
Balance – End of period		(2,037)	(1,190)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period		(170)	(76)
Additions		(75)	(82)
Disposals			0
Effects of foreign exchange		37	(12)
Balance – End of period		$ (208)	$ (170)

[1]	Please refer to Note 4 for retrospective change of accounting policy.